Employee benefits (Tables)	12 Months Ended
Dec. 31, 2021
Employee benefits
Schedule of changes in benefit obligation

	Overfunded pension plans	Underfunded pension plans	Other benefits
Benefit obligation as at December 31, 2019	4,006	4,421	1,505
Service costs	7	53	18
Interest costs	222	134	64
Benefits paid	(368)	(248)	(53)
Effect of changes in the actuarial assumptions	118	271	243
Translation adjustment	(880)	1	(44)
Benefit obligation as at December 31, 2020	3,105	4,632	1,733
Service costs	10	68	1
Interest costs	196	122	33
Benefits paid	(235)	(257)	(56)
Participant contributions	—	(31)	—
Effect of changes in the actuarial assumptions	(330)	(246)	(261)
Translation adjustment	(208)	(10)	(23)
Transfer	295	(295)	—
Benefit obligation as at December 31, 2021	2,833	3,983	1,427

Schedule of evolution of assets fair value

	Overfunded pension plans	Underfunded pension plans	Other benefits
Fair value of plan assets as at December 31, 2019	5,304	3,726	—
Interest income	298	109	—
Employer contributions	(39)	54	53
Benefits paid	(368)	(248)	(53)
Return on plan assets (excluding interest income)	(114)	305	—
Translation adjustment	(1,112)	46	—
Fair value of plan assets as at December 31, 2020	3,969	3,992	—
Interest income	253	102	—
Employer contributions	29	40	56
Benefits paid	(235)	(257)	(56)
Return on plan assets (excluding interest income)	(269)	181	—
Translation adjustment	(276)	2	—
Transfer	281	(281)	—
Fair value of plan assets as at December 31, 2021	3,752	3,779	—

Summary of reconciliation of net liabilities recognized in the statement of financial position

	Plans in Brazil
	December 31, 2021			December 31, 2020
	Overfunded	Underfunded	Other	Overfunded	Underfunded	Other
	pension plans	pension plans	benefits	pension plans	pension plans	benefits
Balance at beginning of the year	864	—	—	1,298	—	—
Interest income	58	—	—	74	—	—
Changes on asset ceiling	16	—	—	(278)	—	—
Translation adjustment	(62)	—	—	(230)	—	—
Balance at end of the year	876	—	—	864	—	—

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(2,572)	(237)	(301)	(3,105)	(317)	(465)
Fair value of assets	3,448	94	—	3,969	109	—
Effect of the asset ceiling	(876)	—	—	(864)	—	—
Liabilities	—	(143)	(301)	—	(208)	(465)

Current liabilities	—	(40)	(5)	—	(32)	(49)
Non-current liabilities	—	(103)	(296)	—	(176)	(416)
Liabilities	—	(143)	(301)	—	(208)	(465)

	Foreign plan
	December 31, 2021			December 31, 2020
	Overfunded
	pension	Underfunded		Underfunded
	plans	pension plans	Other benefits	pension plans	Other benefits
Movements of assets ceiling
Changes on asset ceiling and onerous liability	44	—	—	—	—
Balance at December 31,	44	—	—	—	—

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(261)	(3,746)	(1,127)	(4,315)	(1,268)
Fair value of assets	305	3,685	—	3,883	—
Effect of the asset ceiling	(44)	—	—	—	—
Liabilities	—	(61)	(1,127)	(432)	(1,268)

Current liabilities	—	(7)	(47)	(7)	(47)
Non-current liabilities	—	(54)	(1,080)	(425)	(1,221)
Liabilities	—	(61)	(1,127)	(432)	(1,268)

	Total
	December 31, 2021			December 31, 2020
	Overfunded	Underfunded	Other	Overfunded	Underfunded	Other
	pension plans	pension plans	benefits	pension plans	pension plans	benefits
Balance at beginning of the year	864	—	—	1,298	—	—
Interest income	58	—	—	74	—	—
Changes on asset ceiling	60	—	—	(278)	—	—
Translation adjustment	(63)	—	—	(230)	—	—
Balance at end of the year	919	—	—	864	—	—

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(2,833)	(3,983)	(1,428)	(3,105)	(4,632)	(1,733)
Fair value of assets	3,752	3,779	—	3,969	3,991	—
Effect of the asset ceiling	(919)	—	—	(864)	—	—
Liabilities	—	(204)	(1,428)	—	(641)	(1,733)

Current liabilities	—	(47)	(52)	—	(47)	(96)
Non-current liabilities	—	(157)	(1,376)	—	(594)	(1,637)
Liabilities	—	(204)	(1,428)	—	(641)	(1,733)

Summary of assumptions used in the Monte Carlo simulation to estimate the fair value of the TSR indicator

PSU	2021
Granted shares	1,474,723
Date shares were granted	04/30/2021
VALE (BRL)	109.02
VALE ON (USD)	20.12
Expected volatility	39.00%p.y.
Expected dividend yield	3.18%p.y.
Expected term (in years)	3
Expected shareholder return indicator	51.20%
Expected performance factor	60.96%

Summary of costs recognized in the income statement

	Year ended December 31,
	2021			2020			2019
	Overfunded	Underfunded		Overfunded	Underfunded		Overfunded	Underfunded
	pension	pension	Other	pension	pension	Other	pension	pension	Other
	plans	plans	benefits	plans	plans	benefits	plans	plans	benefits
Service cost	10	68	1	7	52	18	7	55	10
Interest expense	196	122	33	222	134	64	317	153	57
Interest income	(253)	(102)	—	(297)	(107)	—	(432)	(123)	—
Interest expense on effect of (asset ceiling)/ onerous liability	58	—	—	74	—	—	114	—	—
Total of cost, net	11	88	34	6	79	82	6	85	67

Summary of costs recognized in the statement of comprehensive income

	Year ended December 31,
	2021			2020			2019
	Overfunded	Underfunded		Overfunded	Underfunded		Overfunded	Underfunded
	pension	pension	Other	pension	pension	Other	pension	pension	Other
	plans	plans	benefits	plans	plans	benefits	plans	plans	benefits
Balance at beginning of the year	(101)	(400)	(363)	(173)	(459)	(238)	(166)	(468)	(128)
Effect of changes actuarial assumptions	330	246	261	(118)	(271)	(243)	(718)	(373)	(182)
Return on plan assets (excluding interest income)	(269)	181	—	(114)	305	—	757	385	—
Change of asset ceiling	(60)	—	—	278	—	—	(60)	—	—
Others	(5)	3	(4)	—	9	11	—	—	—
	(4)	430	257	46	43	(232)	(21)	12	(182)
Deferred income tax	5	(130)	(83)	(15)	(12)	82	7	(5)	63
Others comprehensive income	1	300	174	31	31	(150)	(14)	7	(119)
Translation adjustments	7	8	17	41	28	25	7	2	9
Accumulated other comprehensive income	(93)	(92)	(172)	(101)	(400)	(363)	(173)	(459)	(238)

Schedule of actuarial and economic assumptions and sensitivity analysis

	Brazil
	December 31, 2021			December 31, 2020
	Overfunded	Underfunded		Overfunded	Underfunded
	pension plans	pension plans	Other benefits	pension plans	pension plans	Other benefits
Discount rate to determine benefit obligation	8.62% - 8.82%	10.25%	8.68% - 8.86%	6.62% - 7.32%	6.50%	6.16% - 7.17%
Nominal average rate to determine expense/ income	8.62% - 8.82%	10.25%	N/A	6.62% - 7.32%	6.50%	N/A
Nominal average rate of salary increase	3.25% - 5.32%	7.50%	N/A	3.80%	6.00%	N/A
Nominal average rate of benefit increase	3.25%	7.50%	N/A	3.80%	6.00%	N/A
Immediate health care cost trend rate	N/A	N/A	6.35%	N/A	N/A	6.35% - 6.91%
Ultimate health care cost trend rate	N/A	N/A	6.35%	N/A	N/A	6.35% - 6.91%
Nominal average rate of price inflation	3.25%	5.00%	3.25%	3.31% - 3.80%	3.50%	3.25% - 3.80%

	Foreign
	December 31, 2021		December 31, 2020
	Underfunded		Underfunded
	pension plans	Other benefits	pension plans	Other benefits
Discount rate to determine benefit obligation	2.84%	3.03%	2.43%	2.62%
Nominal average rate to determine expense/ income	2.62%	2.62%	3.04%	3.04%
Nominal average rate of salary increase	3.28%	N/A	3.21%	N/A
Nominal average rate of benefit increase	3.00%	N/A	3.00%	N/A
Immediate health care cost trend rate	N/A	5.11%	N/A	5.35%
Ultimate health care cost trend rate	N/A	4.57%	N/A	4.56%
Nominal average rate of price inflation	2.10%	N/A	2.08%	N/A

	Brazil
	December 31, 2021
	Overfunded pension plans	Underfunded pension plans	Other benefits
Nominal discount rate - 1% increase
Actuarial liability adjusted for the sensitivity test	2,434	276	386
Assumptions made	9.72%	7.50%	9.68%
Nominal discount rate - 1% reduction
Actuarial liability adjusted for the sensitivity test	2,723	317	299
Assumptions made	7.72%	5.50%	7.68%

	Foreign
	December 31, 2021
	Overfunded pension plans	Underfunded pension plans	Other benefits
Nominal discount rate - 1% increase
Actuarial liability adjusted for the sensitivity test	221	3,291	971
Assumptions made	2.85%	3.84%	4.03%

Nominal discount rate - 1% reduction
Actuarial liability adjusted for the sensitivity test	324	4,260	1,313
Assumptions made	0.85%	1.84%	2.03%

Schedule of expected benefit payments

	December 31, 2021
	Overfunded pension plans	Underfunded pension plans	Other benefits
2022	230	229	69
2023	232	228	70
2024	235	227	72
2025	237	226	70
2026	237	223	72
2027 and thereafter	1,196	1,085	388

Summary of assumptions used for the Monte Carlo simulation

PSU	2021
Granted shares	1,474,723
Date shares were granted	04/30/2021
VALE (BRL)	109.02
VALE ON (USD)	20.12
Expected volatility	39.00%p.y.
Expected dividend yield	3.18%p.y.
Expected term (in years)	3
Expected shareholder return indicator	51.20%
Expected performance factor	60.96%

Summary of reclassification from cash-settled to equity-settled

Matching	April 30, 2021	Remeasurement	Reclassification	May 1, 2021	Expense	December 31, 2021
Liability	33	5	(38)	—	—	—
Stockholders' equity	—	—	38	38	19	57
Net income	—	(5)	—	(5)	(19)	(24)

PSU	April 30, 2021	Remeasurement	Reclassification	May 1, 2021	Expense	December 31, 2021
Liability	3	(1)	(2)	—	—	—
Stockholders' equity	—	—	2	2	4	6
Net income	—	1	—	1	(4)	(3)

Overfunded pension plans
Employee benefits
Schedule of evolution of assets fair value

	December 31, 2021				December 31, 2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	—	1	—	1	—	—	—	—
Debt securities - Corporate	1	74	—	75	—	42	—	42
Debt securities - Government	2,042	—	—	2,042	1,840	—	—	1,840
Investments funds - Fixed Income	1,910	175	—	2,085	2,242	—	—	2,242
Investments funds - Equity	452	—	—	452	396	—	—	396
International investments	91	—	—	91	32	—	—	32
Structured investments - Private Equity funds	—	129	103	232	—	—	126	126
Structured investments - Real estate funds	—	—	5	5	124	—	5	129
Real estate	—	—	212	212	—	—	255	255
Loans to participants	—	—	106	106	—	—	105	105
Total	4,496	379	426	5,301	4,633	42	491	5,166
Funds not related to risk plans (i)				(1,549)				(1,197)
Fair value of plan assets at end of year				3,752				3,969

(i)   Financial investments not related to coverage of overfunded pension plans. Funds are related to the Company´s unconsolidated entities and former employees.

Schedule of measurement of plan assets at fair value with no observable market variables (Level 3)

	December 31, 2021
	Private equity funds	Real estate funds	Real estate	Loans to participants	Total
Balance as at December 31, 2019	157	17	323	140	637
Return on plan assets	18	(8)	9	19	38
Assets purchases	1	1	10	117	129
Assets sold during the year	(15)	—	(14)	(141)	(170)
Translation adjustment	(35)	(5)	(73)	(30)	(143)
Balance as at December 31, 2020	126	5	255	105	491
Return on plan assets	10	—	(15)	16	11
Assets purchases	—	—	4	67	71
Assets sold during the year	(25)	—	(14)	(74)	(113)
Translation adjustment	(8)	—	(18)	(8)	(34)
Balance as at December 31, 2021	103	5	212	106	426

Underfunded pension plans
Employee benefits
Schedule of evolution of assets fair value

	December 31, 2021				December 31, 2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	5	70	—	75	—	102	—	102
Equity securities	1,708	3	—	1,711	1,565	—	—	1,565
Debt securities - Corporate	—	556	—	556	—	519	—	519
Debt securities - Government	133	683	—	816	132	690	—	822
Investments funds - Fixed Income	38	—	—	38	36	158	—	194
Investments funds - Equity	3	173	53	229	1	350	—	351
Structured investments - Private Equity funds	—	—	181	181	—	—	250	250
Real estate	—	—	3	3	—	—	5	5
Loans to participants	—	—	1	1	—	—	2	2
Others	—	—	168	168	—	—	179	179
Total	1,887	1,485	406	3,778	1,735	1,819	437	3,991

Schedule of measurement of plan assets at fair value with no observable market variables (Level 3)

	Private equity funds	Equity pool	Real estate	Loans to participants	Others	Total
Balance as at December 31, 2019	212	—	55	3	165	435
Return on plan assets	1	—	(1)	—	—	—
Assets purchases	20	—	—	—	—	20
Assets sold during the year	(33)	—	—	—	—	(33)
Translation adjustment	50	—	(49)	(1)	15	15
Balance as at December 31, 2020	250	—	5	2	180	437
Return on plan assets	11	14	—	—	(14)	11
Assets purchases	28	39	—	—	—	67
Assets sold during the year	(108)	—	(1)	—	—	(109)
Translation adjustment	—	—	(1)	(1)	2	—
Balance as at December 31, 2021	181	53	3	1	168	406